UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21876


                 First Trust Tax-Advantaged Preferred Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Proxy Voting Record




                                                                                            Proposed
                                                                  Identification of         Mgmt or            For or     For or
 Issuer (Canadian Income  Exchange                   Shareholder  by                        security           Against    Against
         Trusts)          Symbol           CUSIP     Meeting Date Matter voted on           holder   Vote Cast Prosposal  Management
------------------------  ---------------  --------- ------------ ---------------------     -------- --------- ---------  ----------
Atlantic Power Corp.      atp-u cn equity  04878Q400 6/4/2008     Elect Irving Gerstein,
                                                                  Kenneth Hartwick, John
                                                                  McNeil, Barry Welch and
                                                                  William Whitman as
                                                                  Directors                  Mgmt    Yes       For        For

                                                                  Approve KPMG LLP as
                                                                  Auditors and Authorize
                                                                  Board to Fix Their
                                                                  Remuneration               Mgmt    Yes       For        For

                                                                  Amend Long Term
                                                                  Incentive Plan             Mgmt    Yes       Against    Against

BFI Canada Income Fund    bfc-u cn equity  55390108  5/13/2008    Elect Trustee Keith
                                                                  Carrigan                   Mgmt    Yes       For        For
                                                                  Elect Trustee Charles F.
                                                                  Flood                      Mgmt    Yes       For        For
                                                                  Elect Trustee Joseph
                                                                  Wright                     Mgmt    Yes       For        For
                                                                  Elect Trustee Douglas
                                                                  Knight                     Mgmt    Yes       For        For
                                                                  Elect Trustee James
                                                                  Forese                     Mgmt    Yes       For        For
                                                                  Elect Trustee Daniel
                                                                  Milliard                   Mgmt    Yes       For        For

                                                                  Approve Deloitte &
                                                                  Touche LLP as Auditors
                                                                  and Authorize Board to
                                                                  Fix Remuneration of
                                                                  Auditors                   Mgmt    Yes       For        For

                                                                  Amend Fund Unit Option
                                                                  Plan                       Mgmt    Yes       For        For

BlackRock Liquidity Funds mftxx equity     09248U817 9/7/2007     Elect Director David
                                                                  O. Beim                    Mgmt    Yes       For        For
                                                                  Elect  Director Ronald
                                                                  W. Forbes                  Mgmt    Yes       For        For
                                                                  Elect  Director Dr.
                                                                  Matina Horner              Mgmt    Yes       For        For
                                                                  Elect  Director Rodney
                                                                  D. Johnson                 Mgmt    Yes       For        For
                                                                  Elect  Director Herbert
                                                                  I. London                  Mgmt    Yes       For        For
                                                                  Elect  Director Cynthia
                                                                  A. Montgomery              Mgmt    Yes       For        For
                                                                  Elect  Director Joseph
                                                                  P. Platt, Jr.              Mgmt    Yes       For        For
                                                                  Elect  Director Robert
                                                                  C. Robb, Jr.               Mgmt    Yes       For        For
                                                                  Elect  Director Toby
                                                                  Rosenblatt                 Mgmt    Yes       For        For
                                                                  Elect  Director Kenneth
                                                                  L. Urish                   Mgmt    Yes       For        For
                                                                  Elect  Director
                                                                  Frederick W. Winter        Mgmt    Yes       For        For
                                                                  Elect  Director Richard
                                                                  S. Davis                   Mgmt    Yes       For        For
                                                                  Elect  Director Henry
                                                                  Gabbay                     Mgmt    Yes       For        For

Crescent Point Energy     cpg-u cn equity   225908102 5/30/2008   Fix Number of Directors
Trust                                                             of Crescent Point
                                                                  Resources Inc. at Seven    Mgmt    Yes       For        For

                                                                  Elect Peter Bannister as
                                                                  Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect Paul Colborne as
                                                                  Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect Kenney F. Cugnet
                                                                  as Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect D. Hugh Gillard as
                                                                  Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect Gerald A. Romanzin
                                                                  as Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect Scott Saxberg as
                                                                  Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For
                                                                  Elect Greg Turnbull as
                                                                  Director of Crescent
                                                                  Point Resources Inc.       Mgmt    Yes       For        For

                                                                  Approve
                                                                  PricewaterhouseCoopers
                                                                  LLP as Auditors and
                                                                  Authorize Board to Fix
                                                                  Their Remuneration         Mgmt    Yes       For        For

                                                                  Amend Restricted Unit
                                                                  Bonus Plan                 Mgmt    Yes       Against    Against


                                                                                            Proposed
                                                                  Identification of         Mgmt or            For or     For or
 Issuer (Canadian Income  Exchange                   Shareholder  by                        security           Against    Against
         Trusts)          Symbol           CUSIP     Meeting Date Matter voted on           holder   Vote Cast Prosposal  Management
------------------------  ---------------  --------- ------------ ---------------------     -------- --------- ---------  ----------
Energy Savings Income     if-u cn equity   292717105 6/25/2008    Direct Trustees to Vote
Funds                                                             to Elect John A. Brussa,
                                                                  Michael Kirby, Gordon D.
                                                                  Giffin, R. Roy McMurtry,
                                                                  Rebecca MacDonald, Hugh
                                                                  D. Segal and Brian R.D.
                                                                  Smith as Directors of
                                                                  Ontario Energy Savings
                                                                  Corp.                     Mgmt     Yes       For        For

                                                                  Approve KPMG LLP as
                                                                  Auditors and Authorize
                                                                  Board to Fix Their
                                                                  Remuneration              Mgmt     Yes       For        For

Genworth Financial, Inc.  gnw              37247D403 5/13/2008    Elect Director Frank J.
                                                                  Borelli                   Mgmt     Yes       For        For
                                                                  Elect Director Michael
                                                                  D. Fraizer                Mgmt     Yes       For        For
                                                                  Elect Director Nancy J.
                                                                  Karch                     Mgmt     Yes       For        For
                                                                  Elect Director J. Robert
                                                                  (Bob) Kerrey              Mgmt     Yes       For        For
                                                                  Elect Director Risa J.
                                                                  Lavizzo-Mourey            Mgmt     Yes       For        For
                                                                  Elect Director Saiyid T.
                                                                  Naqvi                     Mgmt     Yes       For        For
                                                                  Elect Director James A.
                                                                  Parke                     Mgmt     Yes       For        For
                                                                  Elect Director James S.
                                                                  Riepe                     Mgmt     Yes       For        For
                                                                  Elect Director Barrett
                                                                  A. Toan                   Mgmt     Yes       For        For
                                                                  Elect Director Thomas B.
                                                                  Wheeler                   Mgmt     Yes       For        For

                                                                  Ratify Auditors           Mgmt     Yes       For        For

GMX Resources, Inc.       gmxr             38011M405 6/12/2008    Amendment to Certificate
                                                                  of Designation of the
                                                                  9.25% Series B
                                                                  Cumulative Preferred
                                                                  Stock                     Mgmt     Yes       For        For

Newalta Income Fund       nal-u cn equity  65020R109 5/13/2008    Approve Deloitte &
                                                                  Touche LLP as Auditors
                                                                  and Authorize Board to
                                                                  Fix Their Remuneration    Mgmt     Yes       For        For
                                                                  Elect Alan P. Cadotte,
                                                                  Robert M. MacDonald, R.
                                                                  Vance Milligan, Felix
                                                                  Pardo, R.H. (Dick)
                                                                  Pinder, Gordon E.
                                                                  Pridham, Clayton H.
                                                                  Riddell, Ronald L.
                                                                  Sifton and Barry D.
                                                                  Stewart as Trustees       Mgmt     Yes       For        For

                                                                  Approve Shareholder
                                                                  Rights Plan               Mgmt     Yes       For        For

Teranet Income Fund       tf-u cn equity   88078Y107 5/14/2008    Elect Jon N. Hagan,
                                                                  David H. Tsubouchi, John
                                                                  L. Ronson, Stuart Angus,
                                                                  Ronald M. Meade, D.R.
                                                                  (Rick) Reid and
                                                                  Aristides M.S. Kaplanis
                                                                  as Trustees               Mgmt     Yes       For        For

                                                                  Approve Deloitte &
                                                                  Touche LLP as Auditors
                                                                  and Authorize Board to
                                                                  Fix Their Remuneration    Mgmt     Yes       For        For

Yellow Pages Income Fund  ylo-u cn equity  985569102 5/8/2008     Elect Michael T.
                                                                  Boychuck, John R.
                                                                  Gaulding, Paul Gobeil,
                                                                  Michael R. Lambert,
                                                                  Donald F. Mazankowski,
                                                                  Anthony G. Miller,
                                                                  Heather E.L.
                                                                  Munroe-Blum, Martin
                                                                  Nisenholtz, Marc L.
                                                                  Reisch, Stuart H.B.
                                                                  Smith and Marc P.
                                                                  Tellier as Trustees       Mgmt     Yes       For        For

                                                                  Approve Deloitte &
                                                                  Touche LLP as Auditors
                                                                  and Authorize Board to
                                                                  Fix Their Remuneration    Mgmt     Yes       For        For

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST TAX-ADVANTAGED PREFERRED
                           INCOME FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 29, 2008
                           -------------------------

* Print the name and title of each signing officer under his or her signature.